ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.    ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the “Company” or “JinkoSolar Holding”) was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2023:

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”) (Note 24)	December 13, 2006	PRC	58.8%

Zhejiang Jinko Solar Co., Ltd. (“Zhejiang Jinko”)	June 30, 2009	PRC	58.8%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	58.8%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	58.8%

Zhejiang Jinko Trading Co., Ltd. (“Zhejiang Trading”)	June 13, 2010	PRC	58.8%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	58.8%

Yuhuan Jinko Solar Co., Ltd. (“Yuhuan Jinko”)	July 29, 2016	PRC	58.8%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	58.8%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	58.8%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	58.8%

JinkoSolar (US) Holdings Inc. (“Jinko US Holding”)	June 7, 2011	USA	58.8%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	58.8%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	58.8%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	58.8%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	58.8%

Jinko Solar (Shanghai) Management Co., Ltd.	July 25, 2012	PRC	58.8%

Wide Wealth Group Holding Limited. (“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Canton Best Limited (“Canton Best BVI”)	September 16, 2013	BVI	100%

Jinko Solar Technology Sdn.Bhd. (“JinkoSolar Technology Malaysia”)	January 21, 2015	Malaysia	58.8%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC (“DMCC”)	November 6, 2016	Emirates	58.8%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	58.8%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	58.8%

JinkoSolar (Haining) Co., Ltd.(Formerly named as “JinkoSolar Technology (Haining) Co., Ltd.”) (“Haining Jinko”)*	December 15, 2017	PRC	46.5%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	58.8%

Jinko Solar Korea Co., Ltd. (“Jinko Korea”)	December 3, 2018	Korea	58.8%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”)*	February 18, 2019	PRC	38.5%

JinkoSolar (Qinghai) Co., Ltd. (“Jinko Qinghai”)*	April 3, 2019	PRC	58.8%

Rui Xu Co., Ltd. (“Rui Xu”)*	July 24, 2019	PRC	35.3%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)*	September 19, 2019	PRC	35.8%

Omega Solar Sdn. Bhd (Formerly named as “Jinko PV Material Supply SDN. BHD”)	September 23, 2019	Malaysia	58.8%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	58.8%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)*	December 26, 2019	PRC	44.4%

Zhejiang New Materials Co., Ltd. (“Zhejiang New Materials”)	March 24, 2020	PRC	58.8%

JinkoSolar (Shangrao) Co., Ltd. (“Jinko Shangrao”)*	April 17, 2020	PRC	37.2%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	58.8%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	58.8%

Jinko Solar (Malaysia) SDN BHD (“JinkoSolar Malaysia”)	August 28, 2020	Malaysia	58.8%

JinkoSolar (Chuxiong) Co., Ltd. (“Jinko Chuxiong”)	September 25, 2020	PRC	58.8%

Yiwu New Materials Co., Ltd. (“Yiwu Materials”)	October 14, 2020	PRC	58.8%

Jinko Solar (Vietnam) Industries Company Limited.	March 29, 2021	Vietnam	58.8%

JinkoSolar (Leshan) Co., Ltd. (“Jinko Leshan”)*	April 25, 2021	PRC	41.2%

JinkoSolar (Anhui) Co., Ltd. (“Jinko Anhui”) *	September 3, 2021	PRC	32.3%

JinkoSolar (Yushan) Co., Ltd. (“Jinko Yushan”) *	September 26, 2021	PRC	47.0%

Fengcheng Jinko PV Materials Co., Ltd	August 11, 2021	PRC	58.8%

JinkoSolar (Feidong) Co., Ltd. (“Jinko Feidong”) *	September 23, 2021	PRC	32.3%

JinkoSolar (Jinchang) Co., Ltd. (“Jinko Jinchang”)	September 24, 2021	PRC	58.8%

JinkoSolar (Poyang) Co., Ltd. (“Jinko Poyang”)	December 1, 2021	PRC	58.8%

Shangrao Changxin Enterprise Management Center LP.	December 16, 2021	PRC	100%

Jiaxing Jinyue Phase I Venture Capital Partnership	April 26, 2022	PRC	78.2%

Shangrao Jinko PV Manufacturing Co., Ltd.	March 28, 2022	PRC	58.8%

Shangrao Guangxin Jinko PV Manufacturing Co., Ltd	March 23, 2022	PRC	58.8%

Jinko Energy Storage Technology Co., Ltd. (“Jinko Energy”)	December 6, 2022	PRC	58.8%

Jiangxi Jinko Energy Storage Co., Ltd	May 26, 2022	PRC	58.8%

Mytikas Investment Limited	June 1, 2023	Hong Kong	100.0%

Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as “Shangrao Jinko Green Energy Technology Development Co., Ltd”) (“Shangrao Xinyuan”)*	Decemeber 1, 2023	PRC	58.8%

Jiaxing Jinzhen Venture Capital Partnership LP	Octomber 23, 2023	PRC	100.0%

Haining JinkoSolar Smart Manufacturing Co., Ltd*	August 10, 2023	PRC	58.8%

Zhejiang Jinko Energy Storage Co., Ltd (“ZJES”)	April 23, 2023	PRC	58.8%

Shangrao Carbon and Industrial Equity Investment Fund Center LP.**(“Shangrao CEIF”)	November 15, 2023	PRC	29.2%

Yantai Jinyi Investment Management Partnership LP.** (“Yantai Jinyi”)	July 31, 2023	PRC	21.6%
*

These entities are subsidiaries of Jiangxi Jinko with non-controlling interest. The percentage of ownership is the economic interest calculated as the multiple of the Company’s ownership in Jiangxi Jinko and Jiangxi Jinko’s ownership in such subsidiary.

**

These entities are limited partnerships consolidated by the Group as the general partner, being established in 2023 by the Group and a group of external limited partners for investments in private companies in solar industry. As of December 31, 2023, these limited partnerships had cash and cash equivalents amounted to RMB272 million, equity securities without readily determinable amounted to RMB50 million and long term payables of investments from limited partners amounted to RMB163 million.

As disclosed in Note 22, in April 2023, several trust plans (“Trusts”) were set up by Paker and a group of financial institutions as the trustors. Theses Trusts are structured vehicles consolidated by the Group, being set up for the issuance of Jiangxi Jinko’s convertible notes held by Paker. As of December 31, 2023, these Trusts had outstanding balances of financial liabilities amounted to RMB668 million (Note 18) and restricted cash amounted to RMB207 million.